WARRANTS (Details) - $ / shares	1 Months Ended		12 Months Ended
	Feb. 22, 2021	Feb. 18, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 05, 2022
WARRANTS
Exercise price of warrants (in dollars per share)					$ 9.28
Warrants issued as part of convertible debt
WARRANTS
Issue of warrants as part of convertible debt			979,048
Balance (in shares)			979,048
Number of common share per unit			1
Exercise price of warrants (in dollars per share)			$ 9.28		$ 9.28
Warrants issued upon public offering
WARRANTS
Balance (in shares)				1,478,512
Exercise of warrants (in shares)	1,554,082			(1,554,082)
Exercise of broker warrants (in shares)				80,274
Expiry of warrants (in shares)	4,704			(4,704)
Number of common share per unit			1
Exercise price of warrants (in dollars per share)			$ 10.00
Broker warrants
WARRANTS
Balance (in shares)			16,886	177,434
Exercise of warrants (in shares)		160,548
Exercise of broker warrants (in shares)				(160,548)
Balance (in shares)			16,886	16,886
Number of common share per unit			1
Number of warrants per unit			0.5
Exercise price of warrants (in dollars per share)			$ 7.00